                         SUPPLEMENT DATED OCTOBER 1, 1997 TO
                           PROSPECTUS DATED MAY 1, 1997 FOR

                    INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACTS

                                      ISSUED BY

                          NATIONWIDE LIFE INSURANCE COMPANY

                                     THROUGH ITS

                        NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

This Supplement updates certain information contained in your Prospectus. Please read it and keep it with your Prospectus for future reference.

1. Effective November 1, 1997, the "UNDERLYING MUTUAL FUND ANNUAL EXPENSES" provision of the Prospectus is amended by changing the Management Fees and Other Expenses of the following Nationwide Separate Account Trust underlying Mutual Fund options:


---------------------------------------------------------------------------------------------------
                                                        Management   Other Expenses  Total Mutual
                                                           Fees                      Fund Expenses
---------------------------------------------------------------------------------------------------
Nationwide Separate Account Trust - Capital                0.65%          0.03%          0.68%
Appreciation Fund
---------------------------------------------------------------------------------------------------
Nationwide Separate Account Trust - Total Return           0.65%          0.02%          0.67%
Fund
---------------------------------------------------------------------------------------------------
Nationwide Separate Account Trust - Government             0.55%          0.02%          0.57%
Bond Fund
---------------------------------------------------------------------------------------------------
Nationwide Separate Account Trust - Money Market           0.45%          0.02%          0.47%
Fund
---------------------------------------------------------------------------------------------------

2. Effective November 1, 1997, the "EXAMPLE" in the Prospectus is amended to reflect the following information:


---------------------------------------------------------------------------------------------------------------------------
                                       If you surrender your        If you do not surrender        If you annuitize your
                                    Contract at the end of the    your Contract at the end of    Contract at the end of the
                                      applicable time period      the applicable time period      applicable time period
---------------------------------------------------------------------------------------------------------------------------
                                      1       3      5      10      1       3      5      10      1       3      5      10
                                     Yr.     Yrs.   Yrs.   Yrs.    Yr.     Yrs.   Yrs.   Yrs.    Yr.     Yrs.   Yrs.   Yrs.
---------------------------------------------------------------------------------------------------------------------------
Nationwide Separate
Account Trust - Capital              93     115    146     256     23      70    119     256      *      70    119     256
Appreciation Fund
---------------------------------------------------------------------------------------------------------------------------
Nationwide Separate
Account Trust - Total Return         92     114    146     255     22      69    119     255      *      69    119     255
Fund
---------------------------------------------------------------------------------------------------------------------------
Nationwide Separate
Account Trust - Government           91     111    140     244     21      66    113     244      *      66    113     244
Bond Fund
---------------------------------------------------------------------------------------------------------------------------
Nationwide Separate
Account Trust - Money                90     108    135     233     20      63    108     233      *      63    108     233
Market Fund
---------------------------------------------------------------------------------------------------------------------------

3. The following information is added to the "FEDERAL TAX CONSIDERATIONS" section as the second provision:

    PUERTO RICO

         Under the Puerto Rico tax code, Distributions prior to Annuitization are treated as nontaxable return of principal until the principal is fully recovered; thereafter, all Distributions are fully taxable. Distributions after Annuitization are treated as part taxable income and part nontaxable return of principal. The amount excluded from gross income after Annuitization is equal to the amount of the Distribution in excess of 3% of the total Purchase Payments paid, until an amount equal to the total Purchase Payments paid has been excluded; thereafter, the entire Distribution is included in gross income. Puerto Rico does not impose an early withdrawal penalty tax. Generally, Puerto Rico does not require income tax to be withheld from Distributions of income. A personal tax advisor should be consulted.